Earnings Per Share (Tables)	12 Months Ended
Jun. 30, 2022
Earnings Per Share [Abstract]
Schedule of Earnings Per Share

	2022	2021	2020
(a) Basic loss per share
Total basic loss per share attributable to the ordinary equity holders of the Company	(0.15)	(0.05)	(0.15)

(b) Diluted loss per share
Total diluted loss per share attributable to the ordinary equity holders of the Company	(0.15)	(0.05)	(0.15)

Schedule of Reconciliations of Loss Used in Calculating Loss Per Share
(c)
Reconciliations of loss used in calculating loss per share

	2022	2021	2020
Basic loss per share
loss attributable to the ordinary equity holders of the Company used in calculating basic loss per share	$(71,441,024)	$(18,076,077)	$(20,028,526)

Diluted loss per share
loss attributable to the ordinary equity holders of the Company used in calculating diluted loss per share	$(71,441,024)	$(18,076,077)	$(20,028,526)

Schedule of Weighted Average Number of Shares Used as the Denominator
(d)
Weighted average number of shares used as the denominator

	2022	2021	2020
Weighted average number of ordinary shares used as the denominator in calculating basic and diluted loss per share	464,437,628	366,289,024	135,918,095